Equity	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
EQUITY

NOTE 14:- EQUITY

a.	The common shares of the Company are traded on the NASDAQ and on the Tel-Aviv Stock Exchange.

Common shares confer upon their holders voting rights, the right to receive cash dividends and the right to share in excess assets upon liquidation of the Company.

On October 20, 2020, the Company completed a secondary public offering of its ordinary shares on the NASDAQ. The Company issued 3,898,304 shares at a price of $29.5 per share before issuance expenses and underwriting discounts. The total proceeds from the issuance amounted to $108,737, net of issuance expenses of $509.

b.	Share Incentive Plan:

In 2011, the Company’s board of directors approved its 2011 Share Incentive Plan (the “2011 Plan”) pursuant to which the Company’s employees, directors, officers, consultants, advisors, suppliers, business partners, customers and any other person or entity whose services are considered valuable are eligible to receive awards of share options, restricted shares, restricted share units and other share-based awards. Options granted under the 2011 Plan may be exercised for a period of up to six years from the date of grant and become exercisable in four equal, annual installments, beginning with the first anniversary of the date of the grant, or pursuant to such other schedule as may provide in the option agreement.

The total number of Common Shares available under the 2011 Plan was set at 8,000,000. Upon the approval of the 2011 Plan, the board of directors determined that no further awards would be issued under the Company’s previously existing share incentive plans.

Upon the lapse of ten years following the adoption of the 2011 Plan, no further grants could be made under the plan. Consequently, in August 2021, we adopted our 2021 Share Incentive Plan (the “2021 Plan”), and all Common Shares that were reserved for issuance under the 2011 Plan and not subject to outstanding grants were transferred to the 2021 Plan. Even after our adoption of the 2021 Plan, all outstanding grants that were made under the 2011 Plan remain subject to the terms of the 2011 Plan. Common Shares underlying an award granted under the 2011 Plan that has expired, or is cancelled, terminated or forfeited for any reason, without having been exercised, are available for issuance under the 2021 Plan in accordance with the terms of the 2021 Plan.

As of December 31, 2021, 1,868,172 common shares of the Company were available for future grant under the 2021 Plan. Any options granted under the 2021 Plan which are forfeited, cancelled, terminated or expired, will become available for future grant under the 2021 Plan.

A summary of the stock option activities in the year ended on December 31, 2021 is as follows:

	Year ended December 31, 2021
	Amount of options	Weighted average exercise	Weighted average remaining contractual life (in years)	Aggregate intrinsic value

Outstanding on January 1, 2021	1,462,482	14.26	3.17	$24,019
Granted	847,000	30.36
Exercised	(359,859)	10.32
Expired and forfeited	(114,238)	12.69

Outstanding on December 31, 2021	1,835,385	22.27	3.77	22,374

Vested and expected to vest	1,835,385	22.27	3.77	22,374

Exercisable on December 31, 2021	734,969	12.95	2.10	$15,064

The weighted average grant date fair values of the options granted during the years ended December 31, 2019, 2020 and 2021 were $4.24, $7.99 and $10.35, respectively.

The total intrinsic value of options exercised during the years ended December 31, 2019, 2020 and 2021 was $2,301, $11,658 and $8,505, respectively.

The options outstanding under the Company’s stock option plans as of December 31, 2021 have been separated into ranges of exercise prices as follows:

					Weighted
		Weighted			Average
	Options	Average	Weighted	Options	Exercise
	outstanding	remaining	average	Exercisable	price of
	as of	contractual	exercise	as of	Options
	December 31,	Term	price	December 31,	Exercisable
Ranges of exercise price	2021	(Years)		$2021	$

7.94	3,750	2.35	7.94	-	-
8.7-10.72	597,969	1.82	10.64	564,969	10.66
11.48-15.09	109,166	2.28	12.51	67,500	12.17
23.92-28.49	297,500	4.56	25.97	82,500	24.77
29.81-32.27	730,000	4.98	30.17	20,000	31.59
34.96	97,000	5.92	34.69	-	-

	1,835,385	3.77	22.27	734,696	12.95

The total equity-based compensation expenses related to all of the Company’s equity-based awards, recognized for the years ended December 31, 2019, 2020 and 2021, was $1,405, $3,987 and $4,711, respectively. Such expenses are recorded as part selling, marketing, general and administrative expenses in the Company’s consolidated statements of income.

A summary of the RSU activities in the year ended on December 31, 2021, is as follows:

	Amount of options	Weighted Average Grant-Date Fair Value

Unvested on January 1, 2021	238,005	24.45
Granted	74,222	29.96
Vested	(43,451)	24.45
Expired and forfeited	(65,020)	24.47

Unvested on December 31, 2021	203,756	26.46

In connection with the Company’s acquisition of sum.cumo, on February 6, 2020 (see Note 3), the Company issued an aggregate of 173,005 RSUs to certain employees of sum.cumo in connection with the acquisition. The value of these grants was not included in the purchase price of sum.cumo, since their vesting is subject to both continued employment and other performance criteria. On August 3, 2021, the Company issued another 24,222 RSUs to certain employees of sum.cumo in connection with the acquisition.

The Company recorded compensation costs related to RSUs of $1,130 for the year ended December 31, 2021, which were included in Selling, marketing, general and administrative expenses in the Company’s consolidated statements of income.

c.	As of December 31, 2021, there was $10,369 of total unrecognized compensation cost related to non-vested options and RSUs, which is expected to be recognized over a weighted-average period of 2.05 years.

d.	Dividend:

On April 12, 2021, the Company’s extraordinary general meeting of shareholders approved the distribution of a cash dividend of $0.37 per common share for a total amount of $20,286 that was paid during the second quarter of 2021.